Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 21.6%
$1,060,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	$1,062,486
1,500,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.600%, 9/18/23	1,513,215
1,290,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.740%, 10/18/24	1,339,523
815,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.130%, 2/18/25	829,717
53,875	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R6, Class M1, 3.892%, (LIBOR USD 1-Month plus 2.10%), 7/25/34(a)	53,993
2,075,000	ARI Fleet Lease Trust, Series 2019-A, Class A2A, 2.410%, 11/15/27(b)	2,081,609
1,800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-1A, Class A, 3.450%, 3/20/23(b)	1,841,605
1,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	1,017,433
520,969	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21(c)	520,786
795,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(b)(c)	797,246
890,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class C, 2.700%, 9/20/22(b)	896,671
1,750,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/24	1,785,484
1,250,000	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A4, 1.960%, 2/18/25	1,245,697
93,825	Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.390%, 5/17/21	93,754
300,000	CarMax Auto Owner Trust, Series 2017-3, Class B, 2.440%, 2/15/23	301,267
861,000	CarMax Auto Owner Trust, Series 2018-3, Class A4, 3.270%, 3/15/24	883,801
187,135	Chesapeake Funding II, LLC, Series 2017-2A, Class A1, 1.990%, 5/15/29(b)	186,981
648,062	Chesapeake Funding II, LLC, Series 2018-1A, Class A1, 3.040%, 4/15/30(b)	655,394
326,076	Chesapeake Funding II, LLC, Series 2018-2A, Class A1, 3.230%, 8/15/30(b)	330,707
1,048,492	Chesapeake Funding II, LLC, Series 2018-3A, Class A1, 3.390%, 1/15/31(b)	1,065,974
838,794	Chesapeake Funding II, LLC, Series 2019-1A, Class A1, 2.940%, 4/15/31(b)	849,650
45,340	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.059%, 6/25/37	45,823
1,058,647	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M3, 2.767%, (LIBOR USD 1-Month plus 0.98%), 5/25/35(a)(c)	1,062,319
118,568	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.217%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	118,536
1,475,000	Discover Card Execution Note Trust, Series 2019-A3, Class A, 1.890%, 10/15/24	1,473,162
2,966,000	Enterprise Fleet Financing, LLC, Series 2019-1, Class A3, 3.070%, 10/20/24(b)	3,035,920
518,000	Ford Credit Auto Owner Trust, Series 2017-B, Class B, 2.150%, 10/15/22	517,250
975,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)(c)	974,943
1,750,000	Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.620%, 8/15/28(b)	1,770,208

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$1,146,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(b)	$1,153,310
1,850,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/23	1,875,416
1,800,000	Hertz Fleet Lease Funding L.P., Series 2019-1, Class A2, 2.700%, 1/10/33(b)	1,813,015
1,600,000	Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, 2.730%, 3/25/21(b)	1,601,794
164,408	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/21	164,478
54,709	Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.090%, 4/15/22	54,731
900,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/23	907,501
233,084	Sofi Professional Loan Program, LLC, Series 2016-B, Class A1, 2.992%, (LIBOR USD 1-Month plus 1.20%), 6/25/33(a)(b)	234,631
80,919	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 2.642%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	80,923
164,298	Wheels SPV 2, LLC, Series 2017-1A, Class A2, 1.880%, 4/20/26(b)	164,253
305,000	Wheels SPV 2, LLC, Series 2017-1A, Class A4, 2.400%, 4/20/26(b)	305,895
1,250,000	Wheels SPV 2, LLC, Series 2019-1A, Class A3, 2.350%, 5/22/28(b)	1,254,794
223,832	World Omni Auto Receivables Trust, Series 2016-B, Class A3, 1.300%, 2/15/22	223,368
	Total Asset Backed Securities
	(Cost $37,895,589)	38,185,263

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
67,581	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	69,087
314,958	Banc of America Funding Trust, Series 2004-C, Class 4A3, 2.665%, (LIBOR USD 1-Month plus 0.90%), 12/20/34(a)	314,120
15,781	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	15,860
575,588	Fannie Mae, Series 2014-76, Class BC, 3.000%, 5/25/37(c)	578,574
125,000	Fannie Mae, Series 2013-72, Class NA, 2.500%, 8/25/42	126,308
1,303,120	Fannie Mae, Series 2013-35, Class CB, 2.000%, 2/25/43	1,298,385
304,856	Freddie Mac, Series 4030, Class PD, 3.000%, 6/15/40	308,313
137,164	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(d)	137,658
923,962	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(d)	941,441
999,520	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(b)(d)	1,017,335
	Total Collateralized Mortgage Obligations
	(Cost $4,789,589)	4,807,081

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2019 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.7%
$1,743,610	COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class A3, 3.391%, 5/15/45	$1,783,618
458,739	COMM 2014-CCRE15 Mortgage Trust, Series 2014-CR15, Class A2, 2.928%, 2/10/47	458,778
104,906	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)	107,120
750,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471%, 11/10/46(b)(c)(d)	765,640
600,000	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	602,350
300,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	302,748
950,000	GS Mortgage Securities Trust, Series 2010-C2, Class A2, 5.162%, 12/10/43(b)(d)	970,106
656,068	GS Mortgage Securities Trust, Series 2014-GC24, Class AAB, 3.650%, 9/10/47	677,232
5,205	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	5,228
1,675,283	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.717%, 2/15/46(b)	1,703,407
1,500,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A2, 2.454%, 11/15/49	1,504,277
8,417	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(b)	8,415
1,200,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	1,220,553
630,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667%, 11/15/44	641,409
959,098	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(d)	977,592
	Total Commercial Mortgage-Backed Securities
	(Cost $11,844,456)	11,728,473

CORPORATE BONDS — 54.4%
	Automobiles — 1.0%
180,000	General Motors Financial Co., Inc., 4.200%, 11/6/21	186,622
300,000	General Motors Financial Co., Inc., 3.271%, (LIBOR USD 3-Month plus 1.31%), 6/30/22(a)	301,431
1,200,000	Toyota Industries Corp., 3.110%, 3/12/22(b)	1,222,038
		1,710,091
	Banks — 12.3%
2,625,000	Bank of America Corp., 3.004%, (LIBOR USD 3-Month plus 0.79%), 12/20/23(e)	2,686,280
800,000	Bank of Nova Scotia (The), 2.000%, 11/15/22	801,291
825,000	Barclays PLC, 4.610%, (LIBOR USD 3-Month plus 1.40%), 2/15/23(e)	861,715
1,000,000	BPCE SA, MTN, 2.750%, 12/2/21	1,013,614
1,300,000	Capital One NA, BKNT, 2.650%, 8/8/22(c)	1,319,599
1,000,000	Citigroup, Inc., 2.312%, (SOFR plus 0.87%), 11/4/22(e)	1,003,113
800,000	Citigroup, Inc., 3.337%, (LIBOR USD 3-Month plus 1.43%), 9/1/23(a)	816,980
1,075,000	Citizens Bank NA/Providence RI, BKNT, 2.727%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)(c)	1,083,982

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$800,000	Cooperatieve Rabobank UA/NY, 2.750%, 1/10/23	$815,698
450,000	Credit Suisse AG/New York NY, 2.100%, 11/12/21	452,130
625,000	DBS Group Holdings, Ltd., 2.850%, 4/16/22(b)	634,270
900,000	JPMorgan Chase & Co., 2.550%, 3/1/21(c)	906,961
491,000	JPMorgan Chase & Co., Series I, 5.406%, (LIBOR USD 3-Month plus 3.47%),(d)(f)	495,419
1,050,000	KeyBank NA/Cleveland OH, BKNT, 3.350%, 6/15/21	1,072,694
1,000,000	Lloyds Banking Group PLC, 2.907%, (LIBOR USD 3-Month plus 0.81%), 11/7/23(e)	1,015,074
1,000,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	1,053,026
1,400,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/22	1,420,742
825,000	Regions Bank/Birmingham AL, BKNT, 2.289%, (LIBOR USD 3-Month plus 0.38%), 4/1/21(a)	825,157
1,150,000	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/22	1,171,401
1,500,000	Toronto-Dominion Bank (The), MTN, 1.900%, 12/1/22	1,501,437
750,000	Zions Bancorp NA, 3.500%, 8/27/21	767,568
		21,718,151
	Beverages — 0.7%
1,200,000	Constellation Brands, Inc., 2.650%, 11/7/22	1,216,890
	Capital Goods — 0.6%
1,000,000	Caterpillar Financial Services Corp., MTN, 2.950%, 2/26/22	1,022,796
	Capital Markets — 0.7%
1,200,000	Morgan Stanley, GMTN, 2.500%, 4/21/21	1,209,099
	Chemicals — 1.2%
515,000	Albemarle Corp., 2.941%, (LIBOR USD 3-Month plus 1.05%), 11/15/22(a)(b)	515,955
623,000	DuPont de Nemours, Inc., 3.766%, 11/15/20(c)	631,634
1,000,000	FMC Corp., 3.950%, 2/1/22	1,030,433
		2,178,022
	Communications Equipment — 0.1%
166,000	CommScope, Inc., 5.000%, 6/15/21(b)	166,083
	Construction Materials — 0.6%
1,055,000	Vulcan Materials Co., 2.557%, (LIBOR USD 3-Month plus 0.65%), 3/1/21(a)	1,057,021
	Diversified Financial Services — 4.6%
474,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	478,772
450,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.450%, 12/16/21	469,041
600,000	Ally Financial, Inc., 4.125%, 3/30/20	602,250
875,000	Avolon Holdings Funding, Ltd., 3.625%, 5/1/22(b)	896,525
590,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(b)	609,738
400,000	Export-Import Bank of Korea, 2.500%, 11/1/20	401,364
750,000	Goldman Sachs Group, Inc. (The), 3.000%, 4/26/22	759,473

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Diversified Financial Services — (continued)
$1,200,000	Goldman Sachs Group, Inc. (The), 2.908%, (LIBOR USD 3-Month plus 1.05%), 6/5/23(e)	$1,219,785
466,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(b)	484,046
1,000,000	PayPal Holdings, Inc., 2.200%, 9/26/22	1,005,687
1,275,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 2.700%, 3/14/23(b)	1,288,688
		8,215,369
	Diversified Telecommunication Services — 1.2%
2,000,000	AT&T, Inc., 3.600%, 2/17/23	2,087,594
	Electric Utilities — 3.7%
1,000,000	American Electric Power Co., Inc., Series I, 3.650%, 12/1/21(c)	1,031,735
1,000,000	Baltimore Gas & Electric Co., 2.800%, 8/15/22(c)	1,016,023
985,000	CenterPoint Energy, Inc., 3.600%, 11/1/21	1,010,807
1,240,000	Dominion Energy, Inc., 2.715%, 8/15/21	1,249,504
1,200,000	Duke Energy Corp., 3.050%, 8/15/22	1,227,704
1,000,000	Korea East-West Power Co., Ltd., 2.500%, 6/2/20(b)	1,001,076
		6,536,849
	Electrical Equipment — 0.3%
525,000	Textron, Inc., 3.650%, 3/1/21	534,562
	Energy Equipment & Services — 3.6%
900,000	Energy Transfer Operating L.P., 4.250%, 3/15/23	940,063
1,100,000	Midwest Connector Capital Co., LLC, 3.625%, 4/1/22(b)	1,126,294
116,000	Nabors Industries, Inc., 5.000%, 9/15/20	116,290
777,000	NuStar Logistics L.P., 4.800%, 9/1/20	786,713
626,000	Range Resources Corp., 5.750%, 6/1/21	624,435
935,000	Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	961,080
1,050,000	Saudi Arabian Oil Co., 2.750%, 4/16/22(b)	1,061,855
795,000	Williams Cos., Inc. (The), 3.600%, 3/15/22	817,461
		6,434,191
	Equity Real Estate Investment Trusts (REITS) — 5.6%
780,000	Alexandria Real Estate Equities, Inc., 4.000%, 1/15/24	831,103
400,000	AvalonBay Communities, Inc., MTN, 2.431%, (LIBOR USD 3-Month plus 0.43%), 1/15/21(a)	399,868
750,000	Crown Castle International Corp., 3.400%, 2/15/21(c)	760,206
575,000	Federal Realty Investment Trust, 2.550%, 1/15/21	578,011
138,000	Iron Mountain, Inc., 4.375%, 6/1/21(b)	139,387
1,205,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,258,262
1,000,000	National Retail Properties, Inc., 3.800%, 10/15/22	1,040,950
1,075,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.125%, 3/20/22(b)	1,096,727
1,010,000	Realty Income Corp., 5.750%, 1/15/21	1,039,026
800,000	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 4/28/21(b)	801,375
915,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	920,719

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Equity Real Estate Investment Trusts (REITS) — (continued)
$1,000,000	WEA Finance, LLC, 3.150%, 4/5/22(b)	$1,022,302
		9,887,936
	Food & Staples Retailing — 2.3%
1,235,000	Conagra Brands, Inc., 3.800%, 10/22/21	1,274,474
1,100,000	CVS Health Corp., 2.125%, 6/1/21	1,101,901
1,607,000	Seven & i Holdings Co., Ltd., 3.350%, 9/17/21(b)	1,639,551
		4,015,926
	Health Care Providers & Services — 3.1%
1,200,000	AbbVie, Inc., 2.150%, 11/19/21(b)	1,201,738
1,000,000	Becton Dickinson & Co., 2.894%, 6/6/22	1,016,653
1,100,000	Cigna Corp., 3.750%, 7/15/23	1,153,675
1,000,000	DH Europe Finance II Sarl, 2.050%, 11/15/22	1,001,095
1,085,000	Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/23	1,105,633
		5,478,794
	Hotels, Restaurants & Leisure — 0.1%
66,000	Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.250%, 5/15/23(b)	69,218
100,000	Royal Caribbean Cruises, Ltd., 2.650%, 11/28/20	100,512
		169,730
	Insurance — 3.7%
775,000	Alleghany Corp., 5.625%, 9/15/20	793,915
142,000	Assurant, Inc., 3.197%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	142,016
750,000	Athene Global Funding, 3.000%, 7/1/22(b)	763,128
350,000	Guardian Life Global Funding, 2.000%, 4/26/21(b)	350,482
1,175,000	Jackson National Life Global Funding, 3.300%, 2/1/22(b)	1,208,279
750,000	MassMutual Global Funding II, 2.500%, 4/13/22(b)	760,569
425,000	New York Life Global Funding, 2.000%, 4/13/21(b)	426,279
775,000	Reinsurance Group of America, Inc., 5.000%, 6/1/21	804,992
1,275,000	Reliance Standard Life Global Funding II, 2.625%, 7/22/22(b)	1,292,856
		6,542,516
	Media — 2.6%
1,104,000	Charter Communications Operating, LLC /Charter Communications Operating Capital, 4.464%, 7/23/22(c)	1,160,491
750,000	Fox Corp., 3.666%, 1/25/22(b)	774,544
1,065,000	Interpublic Group of Cos., Inc. (The), 3.750%, 10/1/21	1,094,662
1,225,000	NBCUniversal Media, LLC, 2.875%, 1/15/23	1,258,962
384,000	Walt Disney Co. (The), 1.650%, 9/1/22	383,057
		4,671,716
	Multiline Retail — 0.3%
550,000	Family Dollar Stores, Inc., 5.000%, 2/1/21	566,627
	Oil, Gas & Consumable Fuels — 0.8%
515,000	Marathon Petroleum Corp., 5.375%, 10/1/22	520,475

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Oil, Gas & Consumable Fuels — (continued)
$825,000	Newfield Exploration Co., 5.750%, 1/30/22	$877,031
		1,397,506
	Paper & Forest Products — 0.7%
1,200,000	Georgia-Pacific, LLC, 5.400%, 11/1/20(b)	1,233,310
	Road & Rail — 0.8%
750,000	Ryder System, Inc., MTN, 3.500%, 6/1/21	765,337
202,000	Ryder System, Inc., MTN, 2.875%, 6/1/22	205,108
425,000	Ryder System, Inc., MTN, 2.500%, 9/1/22	427,171
		1,397,616
	Semiconductors & Semiconductor Equipment — 0.5%
825,000	Microchip Technology, Inc., 3.922%, 6/1/21	843,712
	Software — 0.7%
1,200,000	VMware, Inc., 2.950%, 8/21/22	1,222,750
	Technology Hardware, Storage & Peripherals — 1.9%
600,000	EMC Corp., 3.375%, 6/1/23	612,000
1,670,000	L3Harris Technologies, Inc., 4.950%, 2/15/21(b)	1,711,060
975,000	United Technologies Corp., 3.350%, 8/16/21	998,398
		3,321,458
	Tobacco — 0.7%
1,200,000	BAT Capital Corp., 2.764%, 8/15/22	1,217,689
	Total Corporate Bonds
	(Cost $94,606,296)	96,054,004

MUNICIPAL BONDS — 9.1%
	California — 1.5%
2,000,000	State of California, Taxable Revenue, Group B, Current Refunding G.O., 2.500%, 10/1/22	2,037,100
575,000	University of California Revenue, Refunding, Taxable, Series AS, 1.490%, 5/15/20	574,552
		2,611,652
	Florida — 1.1%
2,000,000	Florida Water Pollution Control Financing Corp. Taxable Revenue, Series A, Advance Refunding Revenue Bonds, 2.000%, 1/15/23(g)	2,009,060
	Massachusetts — 0.6%
1,000,000	Massachusetts Water Resources Authority, Taxable Revenue, Green Bond-Series F, Advance Refunding Revenue Bonds, 1.772%, 8/1/23	986,550
	New Jersey — 0.2%
325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	335,530
	New York — 1.0%
1,000,000	New York State Urban Development Corp. Taxable Revenue, Series B, Economic Improvements Revenue Bonds, 1.910%, 3/15/23	997,210

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New York — (continued)
$725,000	State of New York, Taxable Revenue, Series B, Group 1, Current Refunding G.O., 1.900%, 2/15/22	$725,979
		1,723,189
	North Carolina — 0.3%
500,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue (AGM), 3.558%, 7/1/22	517,935
	South Carolina — 0.8%
1,500,000	City of Columbia, SC, Waterworks & Sewer System Revenue, Taxable Revenue-Series B, Advance Refunding Revenue Bonds, 1.932%, 2/1/23	1,498,935
	Texas — 2.2%
1,250,000	City of Houston, TX, Combined Utility System Revenue, Taxable Revenue, First Lien-Series C, Advance Refunding Revenue Bonds, 1.746%, 11/15/23	1,236,550
1,250,000	City of Houston, TX, Combined Utility System Revenue, Taxable Revenue, Series B, Advance Refunding G.O., 1.820%, 3/1/23	1,243,187
1,475,000	Texas State University System, Taxable Revenue, Series B, Advance Refunding Revenue Bonds, 2.043%, 3/15/23	1,481,048
		3,960,785
	Virginia — 1.4%
1,000,000	Hampton Roads Sanitation District, Taxable Revenue, Sub-Series A, Advance Refunding Revenue Bonds, 1.762%, 2/1/23	996,610
1,500,000	Montgomery County Economic Development Authority, Taxable Revenue, Virginia Tech Foundation Economic Improvements Revenue Bonds, 1.941%, 6/1/22	1,495,380
		2,491,990
	Total Municipal Bonds
	(Cost $16,155,344)	16,135,626

U.S. TREASURY NOTES — 4.1%
6,161,300	1.875%, 8/31/22	6,206,547
925,000	2.125%, 12/31/22	939,092
	Total U.S. Treasury Notes
	(Cost $7,115,990)	7,145,639

Shares
MONEY MARKET FUND — 3.6%
6,352,319	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(h)	6,352,319
	Total Money Market Fund
	(Cost $6,352,319)	6,352,319

Total Investments — 102.2%
(Cost $178,759,583)		180,408,405
Net Other Assets (Liabilities) — (2.2)%		(3,944,048)
NET ASSETS — 100.0%		$176,464,357

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2019 (Unaudited)

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2019. The maturity date reflected is the final maturity date.

(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(d)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2019. The maturity date reflected is the final maturity date.

(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Represents securities purchased on a when-issued basis. At December 31, 2019, total cost of investments purchased on a when-issued basis was $2,003,300.

(h)	Represents the current yield as of report date.

BKNT — Bank Note

AGM — Assured Guaranty Municipal Corp.

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund

December 31, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Short Duration Bond Fund (referred to as a “Fund”).

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2019, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)

December 31, 2019 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2019 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Short Duration Bond Fund	$6,352,319	(a)	$174,056,086	(b)	$—	$180,408,405

(a)	Represents money market funds and/or certain preferred stocks.
(b)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)

December 31, 2019 (Unaudited)

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.